Warrants Presented at Fair Value (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fair Value Disclosures [Abstract]
Warrants and capital note presented at fair value	$ 977,025	$ 2,093,036
Proceeds from issuance of ordinary shares and convertible securities	26,737	288,593
Fair value of warrants granted for services		5,100
Changes in Fair value of warrants and capital note	(321,403)	(1,519,369)
Warrants and capital note presented at fair value	$ 1,325,165	$ 867,360